(212) 318-6054

vadimavdeychik@paulhastings.com

October 16, 2020

U.S. Securities and Exchange Commission (“SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Kayne Anderson BDC, LLC

File Nos. 000-56201; 814-01363

Ladies and Gentlemen

We are counsel to Kayne Anderson BDC, LLC. This amended registration statement (“Registration Statement”) on Form 10 is being submitted in order to respond to comments from the staff of SEC’s Division of Investment Management received in its letter on October 5, 2020 and make certain other changes.

Please note that we anticipate filing, by amendment, outstanding exhibits and financial statements prior to the effective date of the Registration Statement. Please contact David Hearth at (415) 856-7007 or Vadim Avdeychik at (212) 318-6054 with comments and questions.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik for PAUL HASTINGS LLP